Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Taxes (Details) [Line Items]
Effective income tax rate reconciliation, tax settlement, percent	25.00%
Valuation allowance	$ 890,517
Shanghai Juhao [Member]
Taxes (Details) [Line Items]
Effective income tax rate reconciliation, tax settlement, percent	25.00%
Shanghai Juhao [Member] | PRC [Member]
Taxes (Details) [Line Items]
Effective income tax description	Under Hong Kong’s two-tier tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits will be taxed at 8.25%, and the profits above HKD 2 million will be taxed at 16.5%. Jowell Tech is not subject to income tax for 2021, 2020 and 2019 because it had no activities within the three years.